UNITED STATES
                        SECURITIES AND EXCHANGE   COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Owenoke Capital Management, LLC
Address:    50 Washington Street 7th Floor
            Norwalk, CT  06854

Form 13F File Number:   28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David Korus
Title:      Managing Member
Phone:      203 956-5010

Signature, Place and Date of Signing:
David R. Korus                      Norwalk, CT             February 12, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total:         $ 26,492 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER                    TITLE  CUSIP          VALUE X1000    SHARES                   INV.    OTHER   VOTING AUTH
                                  OF                                                            DISC.   MGR
                                      CLASS
                                                                                                                    SOLE
ADVANCED MICRO DEVICES INC           COM      007903107         367        170,000    SH           SOLE                 170,000
AKAMAI TECHNOLOGIES INC              COM      00971T101         755         50,000    SH           SOLE                  50,000
ALTERA CORP                          COM      021441100         919         55,000    SH           SOLE                  55,000
BIGBAND NETWORKS INC                 COM      089750509         570        103,300    SH           SOLE                 103,300
CIENA CORP                           COM      171779309         905        135,000    SH           SOLE                 135,000
CISCO SYSTEMS INC                    COM      17275R102         815         50,000    SH           SOLE                  50,000
IAC INTERACTIVE CORP                 COM      44919P508        1258         80,000    SH           SOLE                  80,000
INTEL CORP                           COM      458140100        1613        110,000    SH           SOLE                 110,000
LATTICE SEMICONDUCTOR CORP           COM      518415104         755        500,000    SH           SOLE                 500,000
MICRON TECHNOLOGY INC                COM      595112103         779        295,000    SH           SOLE                 295,000
NOVELLUS SYS INC                     COM      670008101        1234        100,000    SH           SOLE                 100,000
PMC-SIERRA INC                       COM      69344F106        1361        280,000    SH           SOLE                 280,000
POWERSHARES QQQ TRUST SERIES 1       COM      73935A104       12788        430,000    SH           SOLE                 430,000
TELLABS INC                          COM      879664100        1689        410,000    SH           SOLE                 410,000
WIND RIVER SYSTEMS INC               COM      973149107        1806        200,000    SH           SOLE                 200,000


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